UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08014

Investment Company Act File Number

Dividend Builder Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Dividend Builder Portfolio

September 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Aerospace & Defense — 1.0%
Boeing Co. (The)	41,100	$5,235,318
United Technologies Corp.	50,500	5,332,800

		$10,568,118

Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.	96,500	$6,399,880

		$6,399,880

Auto Components — 0.4%
Dana Holding Corp.	220,000	$4,217,400

		$4,217,400

Banks — 4.2%
JPMorgan Chase & Co.	404,900	$24,391,176
PacWest Bancorp	204,000	8,410,920
PNC Financial Services Group, Inc. (The)	126,700	10,842,986

		$43,645,082

Beverages — 2.9%
Constellation Brands, Inc., Class A(1)	120,000	$10,459,200
PepsiCo, Inc.	208,000	19,362,720

		$29,821,920

Biotechnology — 2.5%
Amgen, Inc.	47,000	$6,601,620
Biogen Idec, Inc.(1)	14,500	4,796,745
Celgene Corp.(1)	47,000	4,454,660
Gilead Sciences, Inc.(1)	90,000	9,580,500

		$25,433,525

Building Products — 0.5%
Armstrong World Industries, Inc.(1)	100,000	$5,600,000

		$5,600,000

Capital Markets — 2.4%
Blackstone Group LP (The)	628,000	$19,769,440
Lazard, Ltd., Class A	102,000	5,171,400

		$24,940,840

Chemicals — 1.5%
Eastman Chemical Co.	65,000	$5,257,850
LyondellBasell Industries NV, Class A	94,000	10,214,040

		$15,471,890

Communications Equipment — 2.7%
Cisco Systems, Inc.	324,000	$8,155,080
Telefonaktiebolaget LM Ericsson ADR	1,581,704	19,913,653

		$28,068,733

Consumer Finance — 1.6%
Discover Financial Services	250,000	$16,097,500

		$16,097,500

Diversified Telecommunication Services — 4.3%
AT&T, Inc.	316,000	$11,135,840
Verizon Communications, Inc.	667,580	33,372,324

		$44,508,164

Security	Shares	Value
Electric Utilities — 2.1%
NextEra Energy, Inc.	234,000	$21,967,920

		$21,967,920

Electrical Equipment — 2.2%
Emerson Electric Co.	367,000	$22,966,860

		$22,966,860

Electronic Equipment, Instruments & Components — 1.9%
Corning, Inc.	1,005,000	$19,436,700

		$19,436,700

Energy Equipment & Services — 1.4%
Schlumberger, Ltd.	50,000	$5,084,500
Weatherford International PLC(1)	450,000	9,360,000

		$14,444,500

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	66,000	$8,271,120
Kroger Co. (The)	155,000	8,060,000

		$16,331,120

Food Products — 1.0%
Mondelez International, Inc., Class A	291,000	$9,971,115

		$9,971,115

Health Care Equipment & Supplies — 3.3%
Abbott Laboratories	576,000	$23,955,840
Covidien PLC	30,000	2,595,300
Medtronic, Inc.	125,000	7,743,750

		$34,294,890

Hotels, Restaurants & Leisure — 1.8%
Las Vegas Sands Corp.	92,000	$5,723,320
McDonald’s Corp.	67,000	6,352,270
Starbucks Corp.	82,000	6,187,720

		$18,263,310

Household Products — 0.5%
Colgate-Palmolive Co.	85,000	$5,543,700

		$5,543,700

Insurance — 5.0%
ACE, Ltd.	221,000	$23,176,270
Allstate Corp. (The)	188,000	11,537,560
AmTrust Financial Services, Inc.(2)	120,000	4,778,400
MetLife, Inc.	115,000	6,177,800
XL Group PLC	170,000	5,638,900

		$51,308,930

Internet & Catalog Retail — 0.7%
Amazon.com, Inc.(1)	22,000	$7,093,680

		$7,093,680

Internet Software & Services — 0.8%
Google, Inc., Class C(1)	14,500	$8,371,720

		$8,371,720

IT Services — 2.4%
Accenture PLC, Class A	39,500	$3,212,140
International Business Machines Corp.	55,500	10,535,565
Visa, Inc., Class A	48,900	10,433,793

		$24,181,498

Security	Shares	Value
Machinery — 1.0%
Caterpillar, Inc.	99,000	$9,803,970

		$9,803,970

Media — 3.7%
Comcast Corp., Class A	520,000	$27,965,600
Lions Gate Entertainment Corp.(2)	314,000	10,352,580

		$38,318,180

Metals & Mining — 0.5%
Freeport-McMoRan, Inc.	150,000	$4,897,500

		$4,897,500

Multi-Utilities — 2.1%
PG&E Corp.	350,000	$15,764,000
Sempra Energy	51,000	5,374,380

		$21,138,380

Oil, Gas & Consumable Fuels — 11.3%
Chevron Corp.	275,000	$32,813,000
ConocoPhillips	320,000	24,486,400
Devon Energy Corp.	136,000	9,272,480
Kinder Morgan, Inc.	513,000	19,668,420
Occidental Petroleum Corp.	254,000	24,422,100
Phillips 66	75,000	6,098,250

		$116,760,650

Paper & Forest Products — 2.2%
International Paper Co.	466,000	$22,246,840

		$22,246,840

Pharmaceuticals — 8.1%
Eli Lilly & Co.	170,000	$11,024,500
Merck & Co., Inc.	336,000	19,918,080
Pfizer, Inc.	381,000	11,266,170
Roche Holding AG PC	69,000	20,375,902
Sanofi	185,000	20,918,063

		$83,502,715

Real Estate Investment Trusts (REITs) — 2.9%
AvalonBay Communities, Inc.	106,072	$14,952,970
Public Storage, Inc.	92,000	15,257,280

		$30,210,250

Road & Rail — 2.2%
CSX Corp.	705,000	$22,602,300

		$22,602,300

Semiconductors & Semiconductor Equipment — 1.5%
Teradyne, Inc.	770,000	$14,930,300

		$14,930,300

Software — 2.8%
Microsoft Corp.(3)	613,000	$28,418,680

		$28,418,680

Specialty Retail — 2.1%
Home Depot, Inc. (The)	234,000	$21,467,160

		$21,467,160

Technology Hardware, Storage & Peripherals — 4.4%
Apple, Inc.	353,000	$35,564,750
Hewlett-Packard Co.	280,000	9,931,600

		$45,496,350

Security	Shares	Value
Tobacco — 4.6%
Altria Group, Inc.	564,300	$25,923,942
Reynolds American, Inc.	368,500	21,741,500

		$47,665,442

Trading Companies & Distributors — 1.0%
W.W. Grainger, Inc.	42,001	$10,569,301

		$10,569,301

Total Common Stocks (identified cost $886,892,639)		$1,026,977,013

Short-Term Investments — 1.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.05%(4)(5)	$15,214	$15,213,825

Total Short-Term Investments (identified cost $15,213,825)		$15,213,825

Total Investments (identified cost $902,106,464)		$1,042,190,838

Covered Call Options Written — (0.1)%

Security	Number of Contracts	Strike Price	Expiration Date	Value
Microsoft Corp.	4,730	$44.00	10/18/14	$(1,173,040)

Total Covered Call Options Written (premiums received $342,633)				$(1,173,040)

Other Assets, Less Liabilities — (1.1)%				$(10,986,450)

Net Assets — 100.0%				$1,030,031,348

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at September 30, 2014.

(3)	A portion of each applicable common stock for which a written call option is outstanding at September 30, 2014 has been pledged as collateral for such written option.

(4)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at September 30, 2014. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At September 30, 2014, the Portfolio loaned securities having a market value of $14,979,670 and received $15,213,825 of cash collateral for the loans.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2014. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC, an affiliated investment for the fiscal year to date ended September 30, 2014 were $5,618 and $2,366, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$902,197,295

Gross unrealized appreciation	$148,725,414
Gross unrealized depreciation	(8,731,871)

Net unrealized appreciation	$139,993,543

Written options activity for the fiscal year to date ended September 30, 2014 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	—	$—
Options written	78,195	3,310,662
Options terminated in closing purchase transactions	(12,994)	(381,613)
Options exercised	(9,211)	(393,900)
Options expired	(51,260)	(2,192,516)

Outstanding, end of period	4,730	$342,633

At September 30, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio entered into written and purchased option transactions on individual securities to seek return and to seek to hedge against fluctuations in securities prices.

Foreign exchange risk: Because the Portfolio holds foreign currency denominated investments and the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio entered into forward foreign currency exchange contracts during the fiscal year to date ended September 30, 2014.

At September 30, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $1,173,040.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$89,359,730	$—		$—	$89,359,730
Consumer Staples	109,333,297	—		—	109,333,297
Energy	131,205,150	—		—	131,205,150
Financials	166,202,602	—		—	166,202,602
Health Care	101,937,165	41,293,965		—	143,231,130
Industrials	88,510,429	—		—	88,510,429
Information Technology	168,903,981	—		—	168,903,981
Materials	42,616,230	—		—	42,616,230
Telecommunication Services	44,508,164	—		—	44,508,164
Utilities	43,106,300	—		—	43,106,300
Total Common Stocks	$985,683,048	$41,293,965	*	$—	$1,026,977,013
Short-Term Investments	$—	$15,213,825		$—	$15,213,825
Total Investments	$985,683,048	$56,507,790		$—	$1,042,190,838

Liability Description
Covered Call Options Written	$(1,173,040)	$—		$—	$(1,173,040)
Total	$(1,173,040)	$—		$—	$(1,173,040)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At September 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend Builder Portfolio

By:	/s/ Charles B. Gaffney
Charles B. Gaffney
President

Date:	November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles B. Gaffney
Charles B. Gaffney
President

Date:	November 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 24, 2014